Short Term Bank Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Short Term Bank Loans

8.	SHORT TERM BANK LOANS

Short term loans consisted of the following as of June 30, 2017 and December 31, 2016:

	2017	2016
Jiangxi Rural Credit Union & Rural Commercial bank	$-	$720,773
Jiangxi Rural Credit Union & Rural Commercial bank	1,475,601	-
Jiangxi Rural Credit Union & Rural Commercial bank	737,800	-
Jiangxi Rural Credit Union & Rural Commercial bank	295,120	-
	$2,508,522	$720,773

On March 16, 2016, JXFZYBL entered into short-term loans with Jiangxi Rural Credit Union & Rural Commercial Bank due on March 9, 2017. The loan was for general working capital purposes in the amount of $720,773 (RMB 5,000,000). The loan carried an interest rate of 6.30% and was secured by personal guarantee of Mr. Peng Qiu, the authorized representative of JXFZBL and Director of the Company.

In March of 2017, JXFZYBL repaid the outstanding loan above, and procured bridge loans in the amount $612,374 (RMB 4,150,000) that was due and repaid in approximately one month.

On March 30, 2017, JXFZYBL entered into a short-term loan with Jiangxi Rural Credit Union & Rural Commercial Bank due on March 28, 2018. The loan was for general working capital purposes in the amount of $1,475,601 (RMB 10,000,000). The loan carried an interest rate of 6.30% and was secured by personal guarantee of Mr. Peng Qiu, the authorized representative of JXFZBL and Director of the Company and Mr. Ming Guang Li, a friend of Mr. Peng Qiu.

On April 28, 2017, JXFZYBL entered into a bank loan with Jiangxi Rural Credit Union & Rural Commercial Bank due on April 25, 2020. The loan was for general working capital purposes in the amount of $737,800 (RMB 5,000,000). The loan carried an interest rate of 4.35% and was secured by personal guarantee of Mr. Peng Qiu, the authorized representative of JXFZBL and Director of the Company and Mr. Ming Guang Li, a friend of Mr. Peng Qiu.

On May 18, 2017, JXFZYBL entered into a bank loan with Jiangxi Rural Credit Union & Rural Commercial Bank due on April 25, 2020. The loan was for general working capital purposes in the amount of $295,120 (RMB 2,000,000). The loan carried an interest rate of nil and requires annual review by the bank to meet certain criteria or else the loan will become due on demand.

Interest expenses translated at the average exchange rates for the six months ended June 30, 2017 and 2016 were $62,643 and $12,663, respectively.

8.	SHORT TERM BANK LOANS

On March 16, 2016, the JXFZYBL entered into short term loan Jiangxi Rural Credit Union & Rural Commercial Bank due on March 9, 2017. The loan was for general working capital purposes in the amount of $720,773 (RMB 5,000,000). The loan carried an interest rate of 6.30% and was secured by personal guarantee of Mr. Ming Guang Li, the authorized representative of JXFZBL and Director of the Company. In March of 2017, JXFZYBL repaid the outstanding loan, and procured a new bridge loan in the amount $767,208 (RMB 5,000,000) that was due in approximately one month. The Company further procured bank financing in April of 2017 to replace these previous loans.

Interest expenses translated at the average exchange rates for the years ended December 31, 2016 and 2015 were $36,508 and $nil, respectively.